Trade receivables - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
Minimum
Disclosure of financial assets [line items]
Expected credit loss rate	0.00%	0.00%
Maximum
Disclosure of financial assets [line items]
Expected credit loss rate	3.00%	2.10%